Income taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Scientific research and experimental development	$ 3,358	$ 3,358
Non-capital losses	3,760	3,308
Other	1,226	430
Total deferred tax assets	$ 8,344	$ 7,096